Auditor's remuneration	12 Months Ended
Sep. 30, 2021
Auditor's remuneration
Auditor's remuneration

Note 34. Auditor’s remuneration

The fees payable to the auditor, PricewaterhouseCoopers (PwC), and overseas firms belonging to the PwC network of firms were:

	Consolidated		Parent Entity
$'000	2021	2020	2021	2020
Audit and audit-related fees
Audit fees
PwC Australia	29,306	27,667	29,148	27,667
Overseas PwC network firms	4,310	5,295	536	705
Total audit fees	33,616	32,962	29,684	28,372
Audit-related fees
PwC Australia	1,456	4,404	1,456	4,404
Overseas PwC network firms	221	107	-	-
Total audit-related fees	1,677	4,511	1,456	4,404
Total audit and audit-related fees	35,293	37,473	31,140	32,776
Tax fees
PwC Australia	35	57	35	57
Total tax fees	35	57	35	57
Total audit and non-audit fees	35,328	37,530	31,175	32,833

Fees payable to the auditor have been categorised as follows:

Audit	The year end audit, half-year review and comfort letters associated with debt issues and capital raisings.
Audit-related	Consultations regarding accounting standards and reporting requirements, regulatory compliance reviews and assurance related to debt and capital offerings.
Tax	Tax compliance and tax advisory services.

It is Westpac’s policy to engage PwC on assignments additional to its statutory audit duties only if its independence is not impaired or seen to be impaired and where its expertise and experience with Westpac is important. All services were approved by the Board Audit Committee in accordance with Westpac’s Pre-Approval of Engagement of PricewaterhouseCoopers for Audit or Non-Audit Services Policy.

PwC also received fees of $9.6 million (2020: $6.1 million) for various entities which are related to Westpac but not consolidated. These non-consolidated entities include entities sponsored by the Group, trusts of which a Westpac Group entity is trustee, manager or responsible entity, superannuation funds and pension funds.